FT Energy Income Partners Strategy ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FT Energy Income Partners Strategy ETF | FT Energy Income Partners Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	11.45%	19.25%	10.63%